                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

January 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  OFI Tremont Market Neutral Hedge Fund
           File No. 811-21109
           EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby made of a issuer Tender Offer
Statement on Schedule  TO,  pursuant to Rule 13e-4 of the  Securities  Exchange
Act of 1934, on behalf of OFI Tremont  Market  Neutral Hedge Fund (the "Fund")
in connection with an offer by the Fund to purchase approximately  $16,921,556 of interests in the Fund on the terms and subject to the  conditions set forth in the  Repurchase  Offer  Notice and  Letter to  Shareholders  regarding  the
Repurchase  Offer.  Please deduct $1991 from the Fund's account for payment of the filing fee.  The account number is 910-8739.

      Please forward any comments you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Taylor V. Edwards
                                    ------------------------------------------
                                    Taylor V. Edwards
                                    Assistant Vice President & Assistant
                                         Counsel
                                    Phone: 212. 323.0310
                                    tedwards@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.